FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of the Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows:

Financial assets

December 31, 2019	Financial assets at amortized cost	Total
	CNY	CNY

Trade receivables	3,956	3,956
Financial assets included in other receivables	33	33
Cash and cash equivalents	3,444	3,444

	7,433	7,433

December 31, 2020	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	Designated as such upon initial recognition
	CNY	CNY	CNY

Financial assets included in other receivables	—	32	32
Financial assets at fair value through profit or loss	138,674	—	138,674
Cash and cash equivalents	—	2,450	2,450

	138,674	2,482	141,156

December 31, 2020	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	Designated as such upon initial recognition
	US$	US$	US$

Financial assets included in other receivables	—	5	5
Financial assets at fair value through profit or loss	21,234	—	21,234
Cash and cash equivalents	—	375	375

	21,234	380	21,614

Schedule of Maturity Profile of the Group's Financial Liabilities
December 31, 2019	Financial liabilities at amortized cost	Total
	CNY	CNY

Trade payables	3,896	3,896
Financial liabilities in other payables and accruals	1,600	1,600
Lease liabilities - current	803	803
Due to related companies	5,077	5,077
Due to the Shareholder	7,097	7,097

	18,473	18,473

December 31, 2020	Financial liabilities at amortized cost	Total
	CNY	CNY

Trade payables	100	100
Financial liabilities in other payables and accruals	3,029	3,029
Lease liabilities - current	745	745
Lease liabilities - non-current	347	347
Due to related companies	9,158	9,158
Due to the Shareholder	7,149	7,149

	20,528	20,528

December 31, 2020	Financial liabilities at amortized cost	Total
	US$	US$

Trade payables	15	15
Financial liabilities in other payables and accruals	463	463
Lease liabilities - current	114	114
Lease liabilities - non-current	53	53
Due to related companies	1,402	1,402
Due to the Shareholder	1,095	1,095

	3,142	3,142